Document And Entity Information	12 Months Ended
	Apr. 03, 2012	Feb. 15, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ExamWorks Group, Inc.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		34,095,644
Amendment Flag	true
Amendment Description	On April 4, 2012, ExamWorks Group, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) with revised consolidated financialstatements for the year ended December 31, 2011 (the “2011 Financial Statements”) solely to provide supplemental guarantor financial information pursuant to Rule 3-10 of Regulation S-X regarding the guarantee by certain of the Company’s subsidiaries of $250 million of currently outstanding 9% Senior Unsecured Notes due2019. This Current Report on Form 8-K/A is being filed solely to add a “Parent Corporation” only column to Note 14 and to provide clarifying disclosures relatedthereto. As was the case with the Original Filing, the Form 8-K/A does not change the Company’s previously reported consolidated operating results, financialcondition or cash flows.Except as described above, no other changes have been made to the Original Filing and this Current Report on Form 8-K/A does not modify or update anyother information in the Original Filing. Information not affected by the changes described above is unchanged and reflects disclosures made at the time of theOriginal Filing. Accordingly, this filing should be read in conjunction with the 2011 10-K (as defined below) and the Company’s other filings with the SECsubsequent to the date of the 2011 10-K including any amendments to those filings.
Entity Central Index Key	0001498021
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr. 03, 2012
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY